DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Amortization Of Fair Value Adjustment
Interest expense associated with the amortization of this fair value adjustment, recognized in the Company’s consolidated statements of operations, consists of the following:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Amortization of fair value adjustment	$22	$23	$22

Components Of Long-Term Debt

	December 31
	2012	2011
	(Millions of Dollars)
Debt Facilities:
Revolver	$—	$—
Tranche B term loan ..	1,862	1,882
Tranche C term loan ..	950	960
Debt discount	(52)	(74)
Other debt, primarily foreign instruments .	67	61

	2,827	2,829
Less: short-term debt, including current maturities of long-term debt	(94)	(88)

Total long-term debt	$2,733	$2,741

Estimated Fair Values Of Company's Debt Facilities

	Estimated Fair Value (Level 1)	Carrying Value in Excess of Fair Value	Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Debt Facilities	$2,587	$173	A
December 31, 2011:
Debt Facilities	$2,660	$108	A

Contractual Debt Obligations Outstanding	The Company has the following contractual debt obligations outstanding at December 31, 2012 (in millions of dollars):

2013	$94
2014	1,852
2015	931
2016	1
2017	1

Total	$2,879